Fair value measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - Fair Value, Inputs, Level 3 [Member] - Kludein I Acquisition Corp. [Member]	Dec. 31, 2022 $ / shares $ / item	Sep. 30, 2022 $ / shares $ / item	Jun. 30, 2022 $ / shares $ / item	Apr. 30, 2022 $ / shares $ / item	Jan. 31, 2022 $ / shares $ / item	Dec. 31, 2021 $ / shares $ / item
Private Placement Warrants [Member]
Fair value measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements [Line Items]
Stock price (in Dollars per share)	$ 10.24					$ 9.84
Strike price (in Dollars per Item) | $ / item	11.5					11.5
Volatility	3.80%					12.20%
Risk-free rate	4.41%					1.17%
Dividend yield	0.00%					0.00%
Fair value of warrants (in Dollars per share)	$ 0.08					$ 0.6
Convertible Promissory Note – Related Party [Member]
Fair value measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements [Line Items]
Stock price (in Dollars per share)	$ 10.24	$ 10.05	$ 9.99	$ 9.94	$ 9.87
Strike price (in Dollars per Item) | $ / item	11.5	11.5	11.5	11.5	11.5
Volatility	3.80%	0.00%	10.10%	3.80%	9.10%
Risk-free rate	4.41%	4.01%	2.98%	2.40%	2.40%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%